Earnings Per Share - Summary of Earnings Per Share (Detail) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions		3 Months Ended
		Jan. 31, 2020	Oct. 31, 2019	Jan. 31, 2019
Basic earnings per common share
Net income attributable to common shareholders		$ 2,262	$ 2,137	$ 2,107
Weighted average number of common shares outstanding		1,214	1,218	1,226
Basic earnings per common share	[1]	$ 1.86	$ 1.76	$ 1.72
Diluted earnings per common share
Net income attributable to common shareholders		$ 2,262	$ 2,137	$ 2,107
Dilutive impact of share-based payment options and others	[2]	27	42	41
Net income attributable to common shareholders (diluted)		$ 2,289	$ 2,179	$ 2,148
Weighted average number of common shares outstanding		1,214	1,218	1,226
Dilutive impact of share-based payment options and others		33	42	29
Weighted average number of diluted common shares outstanding		1,247	1,260	1,255
Diluted earnings per common share	[1]	$ 1.84	$ 1.73	$ 1.71

[1]	Earnings per share calculations are based on full dollar and share amounts.
[2]	Certain tandem stock appreciation rights or options as well as acquisition related put/call options that the Bank may settle at its own discretion by issuing common shares were not included in the calculation of diluted earnings per share as they were anti-dilutive.